Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Disclosure of Classes of Share Capital

Share capital as of December 31, 2023, is as follows:

As of December 31, 2023
	Number of ordinary	Share capital
Classification	shares	$
Inception, February 24, 2023 – par value $ 0.0001	1	0
Cancellation of treasury shares	(1)	(0)
Shares issued in merger with JGGC	11,870,336	1,187
Shares issued in exchange for Captivision Korea	17,109,492	1,711
December 31, 2023 – par value $0.0001	28,979,828	2,898